Financing Activities (Details) (USD $)	3 Months Ended											9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended	12 Months Ended								0 Months Ended		12 Months Ended		0 Months Ended							12 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012 Series A Warrant	Dec. 31, 2011 Series A Warrant	Dec. 31, 2012 Series B Warrant	Dec. 31, 2012 Common stock Series A Warrant	Dec. 31, 2012 Common stock Series B Warrant	Dec. 31, 2012 Series A Preferred Stock	Jun. 18, 2007 Series A Preferred Stock Series A Warrant	Dec. 31, 2012 Series A-1 Preferred Stock	Jan. 04, 2008 Series A-1 Preferred Stock License Agreements	Aug. 09, 2007 Series A-1 Preferred Stock License Agreements	Dec. 31, 2008 Series A-1 Preferred Stock License Agreements	Dec. 31, 2012 Junior Series A Preferred Stock	Aug. 09, 2007 Junior Series A Preferred Stock Divestiture Agreement	Dec. 31, 2012 Series B Preferred Stock	Dec. 24, 2012 Series B Preferred Stock Series B Warrant	Jun. 20, 2012 Series B Preferred Stock Series B Warrant	Apr. 14, 2008 Series A Investors Series A Preferred Stock	Aug. 09, 2007 Series A Investors Series A Preferred Stock	Aug. 09, 2007 Series A Investors Series A Preferred Stock Initial Closing	Aug. 09, 2008 Series A Investors Series A Preferred Stock First Milestone Event	Aug. 09, 2007 Series A Investors Series A Preferred Stock First Milestone Event	Aug. 09, 2007 Series A Investors Series A Preferred Stock Initiation of Phase 1b study of assets acquired or licensed	Apr. 14, 2008 Series A Investors Series A Preferred Stock Second Milestone Event	Sep. 19, 2008 Series A Investors Series A Preferred Stock Third Milestone Event	Apr. 14, 2008 Series A Investors Series A Preferred Stock Third Milestone Event	May 06, 2009 Series A Investors Series A Preferred Stock Fourth and Fifth Milestone Event	Apr. 14, 2008 Series A Investors Series A Preferred Stock Fourth Milestone Event	Apr. 14, 2008 Series A Investors Series A Preferred Stock Fifth Milestone Event	Oct. 14, 2009 Series A Investors Series A Preferred Stock Additional closing	Apr. 14, 2008 Series A Investors Series A Preferred Stock Additional closing	Dec. 11, 2009 Series B Investors Series B Preferred Stock	Dec. 11, 2009 Series B Investors Series B Preferred Stock Initial Closing	Mar. 01, 2011 Series B Investors Series B Preferred Stock Second Closing	Dec. 11, 2009 Series B Investors Series B Preferred Stock Second Closing	Sep. 30, 2013 Notes	Dec. 31, 2012 Notes	Mar. 31, 2013 Notes	Dec. 24, 2012 Notes	Jun. 30, 2012 Notes	Jun. 20, 2012 Notes	Jun. 18, 2007 Notes
Financing activities
Secured promissory notes issued																																																					$ 4,000,000	$ 1,500,000	$ 4,000,000	$ 7,500,000	$ 7,500,000	$ 200,000
Interest rate (as a percent)																																																				3.00%	3.00%					8.00%
Share price (in dollars per share)																							$ 1		$ 1	$ 1.00	$ 1.00		$ 1	$ 1.00	$ 1			$ 1.00	$ 1.00						$ 1.00		$ 1.00			$ 1.00		$ 1.00		$ 1.00
Shares available for sale and issuance under agreement																																				9,253,101		9,217,243	17,319,656	6,000,000		13,000,000		4,319,656	7,000,000		3,000,000		15,000,000		15,000,000
Period up to which the License Agreement is to be kept in effect																																					10 days
Warrants issued (in shares)																								210,000								95,200	225,000
Exercise price of warrants (in dollars per share)																								$ 0.01								$ 2.50	$ 1.00
Warrant Liability				966,000				193,000						966,000	193,000	966,000		500,000	200,000	400,000
Change in fair value of warrant liability																		(330,000)	(7,000)	(36,000)
Shares issued												8,740,000														4,000,000	2,000,000			3,000,000										6,000,000	13,000,000		11,319,656			3,000,000				15,000,000
Weighted Average Exercise Price to Purchase Common Stock Upon Closing of an IPO																					$ 5.47	$ 5.47
Proceeds from issuance of shares												49,699,000			14,990,000	80,934,000	130,632,000																								13,000,000		11,300,000
Extinguishment of liability due to exercise of investor rights																																									300,000		300,000
Research and development expense	$ 11,101,000	$ 4,345,000	$ 2,390,000	$ 1,998,000	$ 1,595,000	$ 1,578,000	$ 1,621,000	$ 3,422,000	$ 3,627,000	$ 3,316,000	$ 3,531,000	$ 17,836,000	$ 4,794,000	$ 6,792,000	$ 13,896,000	$ 74,891,000	$ 92,727,000											$ 4,000,000
Basis of interest rate																																																				LIBOR	LIBOR